UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Magidson
Title:    Managing Member
Phone:    (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts          August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $261,312
                                         (thousands)


List of Other Included Managers: NONE


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6 COLUMN 7       COLUMN 8

                               TITLE OF                    VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS      SOLE      SHARED  NONE

ANWORTH MORTGAGE ASSET CP      COM            037347101    6,546     1,005,500 SH         SOLE     NONE    1,005,500
AON CORP                       COM            037389103    9,485       206,462 SH         SOLE     NONE      206,462
BANK OF AMERICA CORPORATION    COM            060505104    8,235       345,000 SH         SOLE     NONE      345,000
BANKATLANTIC BANCORP           CL A           065908501    2,968     1,686,343 SH         SOLE     NONE    1,686,343
BCSB BANCORP INC               COM            055367106    2,039       190,540 SH         SOLE     NONE      190,540
BENJAMIN FRANKLIN BANCORP IN   COM            082073107    4,935       382,266 SH         SOLE     NONE      382,266
BOSTON PRIVATE FINL HLDGS IN   COM            101119105    3,387       597,287 SH         SOLE     NONE      597,287
BROOKLINE BANCORP INC DEL      COM            11373M107    4,207       440,518 SH         SOLE     NONE      440,518
CAPE BANCORP INC               COM            139209100    6,055       620,975 SH         SOLE     NONE      620,975
CAPITAL ONE FINL CORP          COM            14040H105    1,520        40,000 SH         SOLE     NONE       40,000
CASCADE BANCORP                COM            147154108    1,236       160,500 SH         SOLE     NONE      160,500
CENTURY BANCORP INC            CL A NON VTG   156432106    3,996       225,100 SH         SOLE     NONE      225,100
CITIZENS REPUBLIC BANCORP IN   COM            174420109    4,955     1,757,017 SH         SOLE     NONE    1,757,017
COLONIAL BANCGROUP INC         COM            195493309    4,281       968,489 SH         SOLE     NONE      968,489
COMERICA INC                   COM            200340107   12,883       502,644 SH         SOLE     NONE      502,644
COMMUNITY BANKERS TR CORP      COM            203612106    3,738       775,600 SH         SOLE     NONE      775,600
DANVERS BANCORP INC            COM            236442109    5,217       474,317 SH         SOLE     NONE      474,317
ESSA BANCORP INC               COM            29667D104   10,608       847,265 SH         SOLE     NONE      847,265
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW        38144H208    2,874     1,330,652 SH         SOLE     NONE    1,330,652
GREENLIGHT CAPITAL RE LTD      CLASS A        G4095J109    3,298       144,268 SH         SOLE     NONE      144,268
HATTERAS FINL CORP             COM            41902R103    9,555       415,625 SH         SOLE     NONE      415,625
HOME FED BANCORP INC MD        COM            43710G105    6,160       624,729 SH         SOLE     NONE      624,729
ISHARES TR                     RUSSELL 2000   464287655   27,620       400,000     PUT    SOLE     NONE      400,000
ISTAR FINL INC                 COM            45031U101      956        72,400 SH         SOLE     NONE       72,400
KEYCORP NEW                    COM            493267108    8,452       769,721 SH         SOLE     NONE      769,721
KKR FINANCIAL HLDGS LLC        COM            48248A306    5,374       511,824 SH         SOLE     NONE      511,824
LEGACY BANCORP INC             CL A           52463G105      535        46,433 SH         SOLE     NONE       46,433
MERIDIAN INTERSTAT BANCORP I   COM            58964Q104    5,398       555,393 SH         SOLE     NONE      555,393
METROPOLITAN HEALTH NETWORKS   COM            592142103    2,782     1,554,023 SH         SOLE     NONE    1,554,023
MGIC INVT CORP WIS             COM            552848103    8,955     1,465,684 SH         SOLE     NONE    1,465,684
NATIONAL CITY CORP             COM            635405103    6,678     1,400,000 SH         SOLE     NONE    1,400,000
NEWALLIANCE BANCSHARES INC     COM            650203102    4,097       328,257 SH         SOLE     NONE      328,257
NEWPORT BANCORP INC            COM            651754103    4,308       362,000 SH         SOLE     NONE      362,000
NORTHWEST BANCORP INC PA       COM            667328108    3,616       165,735 SH         SOLE     NONE      165,735
NVR INC                        COM            62944T105    3,126         6,250 SH         SOLE     NONE        6,250
POPULAR INC                    COM            733174106      659       100,000 SH         SOLE     NONE      100,000
PROVIDENT FINL HLDGS INC       COM            743868101    4,878       516,738 SH         SOLE     NONE      516,738
ROYAL BK CDA MONTREAL QUE      COM            780087102    6,924       155,000 SH         SOLE     NONE      155,000
SIGNATURE BK NEW YORK N Y      COM            82669G104    6,234       242,018 SH         SOLE     NONE      242,018
SOVEREIGN BANCORP INC          COM            845905108    9,568     1,300,000 SH         SOLE     NONE    1,300,000
STATE BANCORP INC N.Y          COM            855716106    2,738       219,041 SH         SOLE     NONE      219,041
SUN BANCORP INC                COM            86663B102    2,410       237,453 SH         SOLE     NONE      237,453
UCBH HOLDINGS INC              COM            90262T308    4,725     2,100,000 SH         SOLE     NONE    2,100,000
UNIONBANCAL CORP               COM            908906100    5,515       136,442 SH         SOLE     NONE      136,442
UNITED FINANCIAL BANCORP INC   COM            91030T109    6,753       604,528 SH         SOLE     NONE      604,528
VIRGINIA COMM BANCORP INC      COM            92778Q109      457        87,989 SH         SOLE     NONE       87,989
WEBSTER FINL CORP CONN         COM            947890109    5,022       270,000 SH         SOLE     NONE      270,000
WESTERN UN CO                  COM            959802109      742        30,000 SH         SOLE     NONE       30,000
WILLIS LEASE FINANCE CORP      COM            970646105    4,614       432,001 SH         SOLE     NONE      432,001







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